ALLOWANCE FOR DEDUCTIONS FROM REVENUES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Balance at beginning of the period	$ 47,870	$ 30,711	$ 18,343
Increases	22,084	126,425	95,491
Decreases (utilized)	(63,467)	(110,723)	(82,812)
Adjustments	4,167	1,457	(311)
Balance at end of the period	10,654	47,870	30,711
Rebates and patient discount programs
Disclosure of other provisions [line items]
Balance at beginning of the period	46,636	29,742	16,380
Increases	21,225	123,878	94,640
Decreases (utilized)	(60,498)	(108,531)	(80,633)
Adjustments	724	1,547	(645)
Balance at end of the period	8,087	46,636	29,742
Product returns
Disclosure of other provisions [line items]
Balance at beginning of the period	1,234	969	1,963
Increases	859	2,547	851
Decreases (utilized)	(2,969)	(2,192)	(2,179)
Adjustments	3,443	(90)	334
Balance at end of the period	$ 2,567	$ 1,234	$ 969